Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.5%

	Australia — 0.3%
330,346	Newcrest Mining, Ltd.	4,745,424

	Brazil — 4.1%
576,200	Ambev SA	1,476,461
3,234,700	B3 SA - Brasil Bolsa Balcao	6,779,358
1,001,779	Banco Bradesco SA	2,754,703
531,000	Banco BTG Pactual SA*	2,265,364
991,000	Banco do Brasil SA	6,325,633
1,426,700	Dexco SA*	2,692,736
1,286,700	Locaweb Servicos de Internet SA*	1,382,794
339,700	Marfrig Global Foods SA	786,654
14,972	MercadoLibre, Inc.*	9,535,218
191,000	Petro Rio SA*	803,161
1,845,833	Raia Drogasil SA	6,777,002
1,387,000	Rumo SA	4,235,702
1,224,400	TOTVS SA*	5,445,992
203,200	Vale SA	2,974,881
644,052	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,442,188
1,171,300	WEG SA	5,924,310

		61,602,157

	Canada — 0.5%
71,019	Canadian Solar, Inc.* (a)	2,211,532
37,680	Franco-Nevada Corp.	4,957,934

		7,169,466

	Chile — 0.3%
3,600,885	Banco de Chile	320,936
5	Banco Santander Chile	—
17,915	CAP SA	158,139
65,575	Cencosud SA	81,753
62,626	Cencosud Shopping SA	55,830
260,455	Cia Cervecerias Unidas SA, ADR	3,289,547
1,999,467	Colbun SA	135,544
9,164	Empresas COPEC SA	66,221
4,978	Inversiones La Construccion SA	14,612
7,000	Sociedad Quimica y Minera de Chile SA, ADR	584,710

		4,707,292

	China — 36.3%
1,118,000	361 Degrees International, Ltd.*	604,097
347,250	A-Living Smart City Services Co., Ltd.(a)	558,471
400,000	Agile Group Holdings, Ltd.(a)	160,062
2,603,200	Agricultural Bank of China, Ltd. Class A*	1,174,382
17,165,000	Agricultural Bank of China, Ltd. Class H*	6,474,923
1,338,000	Air China, Ltd. Class H*	1,162,893
155,000	Airtac International Group*	5,166,059

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
191,000	Akeso, Inc.* (a)	561,052
1,934,291	Alibaba Group Holding, Ltd.*	27,583,604
52,700	Alibaba Group Holding, Ltd., ADR*	5,990,936
100,000	Amlogic Shanghai Co., Ltd. Class A*	1,508,746
159,300	Angang Steel Co., Ltd. Class A	76,624
118,000	Angang Steel Co., Ltd. Class H	44,060
35,169	Anhui Conch Cement Co., Ltd. Class A	185,346
122,500	Anhui Conch Cement Co., Ltd. Class H	530,779
595,697	Anhui Guangxin Agrochemical Co., Ltd. Class A	2,504,948
309,999	Anhui Jinhe Industrial Co., Ltd. Class A	2,006,521
170,000	ANTA Sports Products, Ltd.	2,088,455
42,800	Autohome, Inc. Class A(a)	424,894
77,600	Autohome, Inc., ADR	3,052,008
27,700	Baidu, Inc., ADR*	4,119,821
1,670,683	Bank of Chengdu Co., Ltd. Class A	4,137,837
1,457,600	Bank of China, Ltd. Class A*	709,824
18,175,700	Bank of China, Ltd. Class H*	7,249,943
80,950	Beijing Easpring Material Technology Co., Ltd. Class A	1,092,425
77,546	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,798,977
496,015	BYD Electronic International Co., Ltd.(a)	1,564,477
795,000	Chengdu Wintrue Holding Co., Ltd. Class A	1,898,936
270,000	China BlueChemical, Ltd. Class H	77,763
478,500	China Bohai Bank Co., Ltd. Class H(a)	80,492
187,793	China Coal Energy Co., Ltd. Class A*	291,187
1,476,000	China Communications Services Corp., Ltd. Class H	648,940
960,600	China Construction Bank Corp. Class A	869,581
22,345,000	China Construction Bank Corp. Class H	15,006,869
211,000	China Datang Corp. Renewable Power Co., Ltd. Class H	71,795
768,000	China Dongxiang Group Co., Ltd.	43,553
480,000	China Education Group Holdings, Ltd.	474,681
5,098,000	China Feihe, Ltd.	5,860,106
1,719,200	China Hongqiao Group, Ltd.(a)	1,943,342
332,263	China Lesso Group Holdings, Ltd.	501,341
1,031,000	China Longyuan Power Group Corp., Ltd. Class H	1,991,852
228,000	China Medical System Holdings, Ltd.	355,644
709,000	China Mengniu Dairy Co., Ltd.*	3,537,343
3,261,400	China Merchants Bank Co., Ltd. Class H	21,820,389
456,000	China Oriental Group Co., Ltd.	110,993
373,500	China Overseas Land & Investment, Ltd.	1,180,433
172,992	China Pacific Insurance Group Co., Ltd. Class A*	608,055
21,000	China Pacific Insurance Group Co., Ltd. Class A (Shanghai Stock Exchange)*	73,814
1,583,800	China Pacific Insurance Group Co., Ltd. Class H	3,871,222
3,862,196	China Petroleum & Chemical Corp. Class A	2,353,907
2,136,000	China Petroleum & Chemical Corp. Class H	960,893
1,781,000	China Reinsurance Group Corp. Class H	147,529
630,000	China Resources Beer Holdings Co., Ltd.	4,696,729
192,000	China Resources Gas Group, Ltd.	894,309
716,000	China Resources Land, Ltd.	3,339,591
639,692	China Shenhua Energy Co., Ltd. Class A	3,182,072

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
3,371,600	China Shenhua Energy Co., Ltd. Class H	9,667,578
76,480	China Suntien Green Energy Corp., Ltd. Class A	140,752
82,000	China Suntien Green Energy Corp., Ltd. Class H	41,800
422,396	China Tourism Group Duty Free Corp., Ltd. Class A*	14,697,384
279,700	Citic Pacific Special Steel Group Co., Ltd. Class A	841,904
386,300	CMOC Group, Ltd. Class A	330,654
657,000	CMOC Group, Ltd. Class H(a)	366,723
119,300	Contemporary Amperex Technology Co., Ltd. Class A	9,516,484
1,164,000	COSCO SHIPPING Holdings Co., Ltd. Class H(a)	1,625,783
3,381,100	CSPC Pharmaceutical Group, Ltd.	3,356,561
284,000	Dongyue Group, Ltd.	355,409
451,900	ENN Energy Holdings, Ltd.	7,423,255
713,000	ENN Natural Gas Co., Ltd. Class A	1,979,993
1,464,296	Fangda Special Steel Technology Co., Ltd. Class A	1,528,977
113,200	Fangda Special Steel Technology Co., Ltd. Class A (Shanghai Exchange)	118,200
638,216	Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,614,672
721,600	Fuyao Glass Industry Group Co., Ltd. Class H	3,659,980
5,236,000	GOME Retail Holdings, Ltd.* (a)	253,561
103,900	Gongniu Group Co., Ltd. Class A	2,373,265
2,248,000	Great Wall Motor Co., Ltd. Class H	4,623,799
261,000	Greenland Hong Kong Holdings, Ltd.	51,555
152,000	Greentown Management Holdings Co., Ltd.	117,386
492,000	Guangdong Investment, Ltd.	520,406
44,200	Guangdong Tapai Group Co., Ltd. Class A	58,433
400,400	Guangzhou R&F Properties Co., Ltd. Class H(a)	105,624
26,300	Hangzhou Tigermed Consulting Co., Ltd. Class A	449,641
450,200	Hangzhou Tigermed Consulting Co., Ltd. Class H 144A	5,203,696
35,900	Hello Group, Inc., ADR	181,295
1,209,302	Hisense Home Appliances Group Co., Ltd. Class A	2,561,568
40,410	Hisense Home Appliances Group Co., Ltd. Class H	45,627
18,753	Hollysys Automation Technologies, Ltd.	277,544
404,180	Hongfa Technology Co., Ltd. Class A	2,526,767
1,805,575	Huafon Chemical Co., Ltd. Class A	2,276,422
583,500	Industrial & Commercial Bank of China, Ltd. Class A	415,771
10,011,535	Industrial & Commercial Bank of China, Ltd. Class H*	5,945,463
147,200	Jafron Biomedical Co., Ltd. Class A	1,119,013
120,869	JD.com, Inc. Class A	3,893,957
186,859	Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,722,800
535,124	Jiangsu Hengrui Medicine Co., Ltd. Class A*	2,964,873
84,993	Jiangsu Yangnong Chemical Co., Ltd. Class A	1,692,166
50,586	JinkoSolar Holding Co., Ltd., ADR* (a)	3,499,539
652,141	Joyoung Co., Ltd. Class A	1,788,583
53,174	KE Holdings, Inc., ADR*	954,473
931,200	Kingsoft Corp., Ltd.	3,631,312
616,000	Kunlun Energy Co., Ltd.	504,767
71,813	Kweichow Moutai Co., Ltd. Class A	21,937,706
765,000	KWG Group Holdings, Ltd.* (a)	243,725
335,000	Lee & Man Paper Manufacturing, Ltd.	143,871
1,899,000	Lenovo Group, Ltd.	1,773,896
153,700	Li Ning Co., Ltd.	1,423,991

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
342,435	Lier Chemical Co., Ltd. Class A	1,208,239
116,000	Logan Group Co., Ltd.(a)	32,227
632,212	LONGi Green Energy Technology Co., Ltd. Class A	6,292,560
250,000	Lonking Holdings, Ltd.	60,533
217,291	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	2,889,834
669,000	Luxi Chemical Group Co., Ltd. Class A*	1,727,889
181,300	Meituan Class B*	4,486,897
774,400	Midea Group Co., Ltd. Class A	6,985,946
119,267	MINISO Group Holding, Ltd., ADR(a)	936,246
468,000	MMG, Ltd.*	174,152
532,312	NARI Technology Co., Ltd. Class A	2,146,964
269,000	NetEase, Inc.	4,939,868
56,400	NetEase, Inc., ADR	5,265,504
2,446,000	Netjoy Holdings, Ltd.(a)	598,490
244,000	Nexteer Automotive Group, Ltd.(a)	175,375
809,770	Ningxia Baofeng Energy Group Co., Ltd. Class A	1,772,124
106,265	NIO, Inc. Class A* (a)	2,329,259
43,224	NIO, Inc., ADR*	938,825
4,037,068	PetroChina Co., Ltd. Class A	3,196,221
4,688,600	PetroChina Co., Ltd. Class H	2,234,673
4,612,000	PICC Property & Casualty Co., Ltd. Class H	4,795,993
34,788	Pinduoduo, Inc., ADR*	2,149,898
358,700	Ping An Insurance Group Co. of China, Ltd. Class A	2,501,786
71,000	Ping An Insurance Group Co. of China, Ltd. Class H	482,716
2,298,200	Postal Savings Bank of China Co., Ltd. Class A	1,850,425
469,000	Powerlong Real Estate Holdings, Ltd.(a)	78,297
1,257,000	Sany Heavy Industry Co., Ltd. Class A	3,578,928
722,678	Satellite Chemical Co., Ltd. Class A	2,790,617
1,192,995	Shaanxi Coal Industry Co., Ltd. Class A	3,774,500
2,724,250	Shandong Gold Mining Co., Ltd. Class H(a)	4,770,158
750,496	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	3,273,603
521,200	Shandong Sinocera Functional Material Co., Ltd. Class A	2,796,634
116,010	Shanghai Baolong Automotive Corp. Class A	852,446
373,300	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,381,985
445,100	Shenzhen Inovance Technology Co., Ltd. Class A	4,379,657
152,800	Shenzhen SC New Energy Technology Corp. Class A	2,039,449
414,400	Shenzhou International Group Holdings, Ltd.	5,019,622
241,300	Sieyuan Electric Co., Ltd. Class A	1,285,386
23,000	Silergy Corp.	1,852,624
490,378	Sinopec Engineering Group Co., Ltd. Class H	224,974
552,287	Sinoseal Holding Co., Ltd. Class A	2,911,463
470,463	Sinotruk Hong Kong, Ltd.	659,504
585,500	SITC International Holdings Co., Ltd.	1,656,453
1,200	Sohu.com, Ltd., ADR* (a)	19,884
697,500	Sun Art Retail Group, Ltd.	226,665
396,000	Sunac China Holdings, Ltd.	231,132
1,081,000	Sunac Services Holdings, Ltd.	657,118
6,200	Sungrow Power Supply Co., Ltd. Class A	90,995
352,500	Sunny Optical Technology Group Co., Ltd.	5,745,513

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued
123,650	Sunresin New Materials Co., Ltd. Class A	1,126,727
95,600	Suzhou Maxwell Technologies Co., Ltd. Class A	7,010,448
1,029,000	Tencent Holdings, Ltd.	46,473,802
32,219	Tencent Holdings, Ltd., ADR(a)	1,462,420
91,700	Tencent Music Entertainment Group, ADR*	460,334
180,775	Thunder Software Technology Co., Ltd. Class A	3,523,523
1,366,800	Tongcheng Travel Holdings, Ltd.*	2,940,198
278,300	Tongwei Co., Ltd. Class A	2,488,541
112,000	Topsports International Holdings, Ltd.	101,767
2,492,000	TravelSky Technology, Ltd. Class H(a)	4,839,852
98,000	Venus MedTech Hangzhou, Inc. Class H* (a)	218,556
379,780	Vipshop Holdings, Ltd., ADR*	3,756,024
92,663	Wanhua Chemical Group Co., Ltd. Class A	1,342,543
1,418,000	Weichai Power Co., Ltd. Class H	2,251,611
43,757	Weifu High-Technology Group Co., Ltd. Class A	125,827
988,000	Weimob, Inc.* (a)	674,871
84,700	WuXi AppTec Co., Ltd. Class H	1,127,973
569,000	Wuxi Biologics Cayman, Inc.*	5,206,380
668,711	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	6,311,214
2,289,300	Xinyi Glass Holdings, Ltd.	5,490,621
974,000	Xinyi Solar Holdings, Ltd.	1,504,391
156,000	Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	1,660,368
6,355,000	Yangzijiang Shipbuilding Holdings, Ltd.	4,246,713
8,000	Yihai International Holding, Ltd.* (a)	28,852
58,000	YongXing Special Materials Technology Co., Ltd. Class A	1,318,761
77,196	Yunnan Energy New Material Co., Ltd. Class A	2,888,090
91,731	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A*	4,888,218
294,200	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A*	1,467,418
212,000	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	2,140,490
760,128	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	3,120,314
40,600	Zhejiang Weixing New Building Materials Co., Ltd. Class A	145,799
962,535	Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	2,071,931
494,500	Zhongsheng Group Holdings, Ltd.	3,488,053
40,600	Zhuzhou Kibing Group Co., Ltd. Class A	77,327
658,500	Zijin Mining Group Co., Ltd. Class A	917,767
3,548,000	Zijin Mining Group Co., Ltd. Class H	4,345,163
1,805,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	964,128
322,000	Zylox-Tonbridge Medical Technology Co., Ltd.*	592,546

		542,243,941

	Czech Republic — 0.0%
143,387	Moneta Money Bank AS	519,365
91	Philip Morris CR AS	62,615

		581,980

	Egypt — 0.0%
122,408	Commercial International Bank Egypt SAE	242,733
292,158	Fawry for Banking & Payment Technology Services SAE*	55,168

		297,901

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.0%
361,200	AIA Group, Ltd.	3,914,904
68,000	China High Speed Transmission Equipment Group Co., Ltd.*	40,296
1,490,000	Digital Domain Holdings, Ltd.* (a)	89,245
45,700	Hong Kong Exchanges & Clearing, Ltd.	2,248,033
168,000	Huabao International Holdings, Ltd.(a)	129,314
184,500	Kingboard Laminates Holdings, Ltd.	227,599
80,000	Truly International Holdings, Ltd.	24,468
2,156,000	Vinda International Holdings, Ltd.(a)	5,522,604
1,106,000	Vitasoy International Holdings, Ltd.(a)	1,933,786

		14,130,249

	Hungary — 0.3%
91,925	MOL Hungarian Oil & Gas Plc	706,743
137,736	OTP Bank Nyrt	3,056,365
11,703	Richter Gedeon Nyrt	210,601

		3,973,709

	India — 12.6%
114,250	Asian Paints, Ltd.	3,878,619
137,602	Axis Bank, Ltd.*	1,106,252
95,039	Bajaj Auto, Ltd.	4,453,947
15,735	Bajaj Consumer Care, Ltd.	27,516
72,211	Bajaj Finance, Ltd.	4,930,345
1,470,600	Bharat Electronics, Ltd.	4,343,505
79,394	Britannia Industries, Ltd.	3,459,366
1,178,896	Cipla, Ltd.	13,644,129
4,763	Clean Science & Technology, Ltd.* 144A	90,167
294,424	Colgate-Palmolive India, Ltd.	5,534,862
203,900	Coromandel International, Ltd.	2,468,049
32,657	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	236,494
51,224	Gujarat State Fertilizers & Chemicals, Ltd.	85,198
180,049	Havells India, Ltd.	2,485,313
724,721	HCL Technologies, Ltd.	8,913,043
19,118	HDFC Asset Management Co., Ltd.	434,287
605,563	HDFC Bank, Ltd.	10,305,824
55,082	Hindustan Zinc, Ltd.	174,231
835,498	Housing Development Finance Corp., Ltd.	22,789,531
809,825	ICICI Bank, Ltd.	7,241,741
846,016	Infosys, Ltd.	15,635,320
441,756	Infosys, Ltd., ADR	8,176,904
258,084	InterGlobe Aviation, Ltd.*	5,259,884
14,550	Jindal Stainless Hisar, Ltd.*	37,622
15,140	Jindal Stainless, Ltd.*	19,104
39,881	Karnataka Bank, Ltd. (The)	32,875
262,103	Kotak Mahindra Bank, Ltd.	5,502,761
14,765	Mahanagar Gas, Ltd.	141,158
38,011	Mindtree, Ltd.	1,384,299
793,801	Motherson Sumi Wiring India, Ltd.*	706,628
154,053	Muthoot Finance, Ltd.	1,908,777

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued
126,184	NBCC India, Ltd.	45,538
150,290	NCC, Ltd.	102,956
1,136,200	NMDC, Ltd.	1,553,827
115,501	Petronet LNG, Ltd.	314,521
23,375	Prestige Estates Projects, Ltd.	114,252
68,289	Redington India, Ltd.	108,868
652,083	Reliance Industries, Ltd.*	21,377,605
7,106	Sobha, Ltd.	51,739
592,000	State Bank of India	3,490,268
16,364	Sun TV Network, Ltd.	86,200
393,374	Tata Consultancy Services, Ltd.	16,260,970
52,618	Titan Co., Ltd.	1,286,425
975,467	UPL, Ltd.	7,826,217
79,384	Welspun Corp., Ltd.	219,186
243,044	Yes Bank, Ltd.*	38,931

		188,285,254

	Indonesia — 1.9%
2,448,400	Adaro Energy Indonesia Tbk PT	470,040
34,955,800	Bank Central Asia Tbk PT	17,011,549
2,192,000	Bank Mandiri Persero Tbk PT	1,166,075
58,041	Bank Negara Indonesia Persero Tbk PT	30,584
1,710,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	84,960
27,539,124	Bank Rakyat Indonesia Persero Tbk PT	7,671,580
1,509,200	Bukit Asam Tbk PT	386,987
294,700	Indo Tambangraya Megah Tbk PT	606,808
172,800	Indocement Tunggal Prakarsa Tbk PT	109,903
27,750,400	Panin Financial Tbk PT*	797,259
151,200	United Tractors Tbk PT	288,242

		28,623,987

	Italy — 0.6%
283,939	Coca-Cola HBC AG*	6,282,798
435,900	Prada SpA	2,441,433

		8,724,231

	Japan — 0.3%
218,800	Nexon Co., Ltd.	4,474,082

	Macau — 0.1%
186,000	Galaxy Entertainment Group, Ltd.	1,109,323

	Malaysia — 0.0%
8,100	Fraser & Neave Holdings Bhd	38,961
150,200	Kossan Rubber Industries Bhd	44,983
122,200	Westports Holdings Bhd	98,426

		182,370

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Mexico — 4.3%
68,200	America Movil SAB de CV Class L, ADR	1,393,326
1,163,600	America Movil SAB de CV Series L	1,186,914
31,500	Arca Continental SAB de CV	207,073
161,256	Banco del Bajio SA	323,459
117,600	Becle SAB de CV(a)	252,911
309,671	Credito Real SAB de CV SOFOM ER* (a)	5,372
16,682	El Puerto de Liverpool SAB de CV Class C1(a)	71,992
213,880	Fomento Economico Mexicano SAB de CV, ADR	14,434,761
6,000	Grupo Aeroportuario del Centro Norte SAB de CV Class B	38,202
901,100	Grupo Aeroportuario del Pacifico SAB de CV Class B	12,555,976
2,421,596	Grupo Financiero Banorte SAB de CV Series O	13,490,819
706,908	Grupo Mexico SAB de CV Series B	2,936,494
83,300	Megacable Holdings SAB de CV	201,564
8,000	Orbia Advance Corp. SAB de CV	18,716
61,890	Qualitas Controladora SAB de CV	284,852
79,318	Regional SAB de CV	375,405
101,200	Ternium SA, ADR(a)	3,652,308
162,906	Unifin Financiera SAB de CV* (a)	138,960
3,656,400	Wal-Mart de Mexico SAB de CV	12,540,940

		64,110,044

	Netherlands — 0.9%
177,099	Heineken Holding NV	12,858,538

	Panama — 0.0%
498,551	BAC Holding International Corp.*	32,709

	Peru — 0.4%
39,325	Credicorp, Ltd.	4,715,461
16,200	Southern Copper Corp.	806,922

		5,522,383

	Philippines — 0.3%
24,260	GT Capital Holdings, Inc.	215,752
59,460	Manila Electric Co.	389,299
9,529,300	Megaworld Corp.	374,344
188,700	Puregold Price Club, Inc.	103,299
1,269,150	Universal Robina Corp.	2,562,074

		3,644,768

	Poland — 0.3%
7,718	Budimex SA	394,840
49,521	Dino Polska SA*	3,513,729
4,644	Grupa Lotos SA	70,984
42	LPP SA	84,031
45,633	Polski Koncern Naftowy ORLEN SA	695,480
219,437	Polskie Gornictwo Naftowe i Gazownictwo SA	278,796

		5,037,860

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.3%
221,232	Jeronimo Martins SGPS SA	4,796,892

	Qatar — 0.3%
37,464	Doha Bank QPSC	26,768
16,324	Qatar Electricity & Water Co. QSC	78,532
613,107	Qatar National Bank QPSC	3,363,734
201,610	Qatar National Cement Co. QSC	282,949

		3,751,983

	Russia — 0.1%
214,920	Evraz Plc(b) (c) (d)	5,220
1,522	Gazprom Neft PJSC, ADR(b) (c) (d)	365
229,600	Gazprom PJSC, ADR(b) (c) (d)	11,480
292,041	Gazprom PJSC (OTC US Exchange), ADR(b) (c) (d)	17,522
99,121	Globaltrans Investment Plc, GDR(b) (c) (d) (e)	3,965
5,000	HeadHunter Group Plc, ADR(b) (c) (d)	750
221,290	LSR Group PJSC(b) (c) (d) (e)	2,213
59,700	LUKOIL PJSC, ADR(b) (c) (d)	29,850
77,055	LUKOIL PJSC (London Exchange), ADR(b) (c) (d)	39,298
42,719	Magnit PJSC, GDR(b) (c) (d) (e)	3,418
75,743	Magnitogorsk Iron & Steel Works PJSC, GDR* (b) (c) (d) (e)	6,059
152,499	MMC Norilsk Nickel PJSC, ADR(b) (c) (d)	36,600
12,100	MMC Norilsk Nickel PJSC (OTC US Exchange), ADR(b) (c) (d)	2,783
126,700	Mobile Telesystems PJSC, ADR(b) (c) (d)	7,602
10,900	Novatek PJSC, GDR(b) (c) (d) (e)	13,625
4,525	Novatek PJSC (London Exchange), GDR(b) (c) (d) (e)	5,656
171,550	Novolipetsk Steel PJSC, GDR(b) (c) (d)	44,603
15,971	PhosAgro PJSC, GDR(b) (c) (d) (e)	2,875
103	PhosAgro PJSC, ADR(b) (c) (d)	19
443,510	Polymetal International Plc	974,904
50,125	Polyus PJSC, GDR(b) (c) (d) (e)	39,098
83,852	QIWI Plc, ADR(a) (b) (c) (d)	5,031
1,341	QIWI Plc (Moscow Exchange), ADR(b) (c) (d)	92
4,954	Ros Agro Plc, GDR(b) (c) (d) (e)	495
5,496,180	Sberbank of Russia PJSC* (b) (c) (d)	130,503
105,511	Severstal PAO, GDR(b) (c) (d) (e)	16,882
2,562,509	Surgutneftegas PJSC, ADR(b) (c) (d)	102,500
99,784	Tatneft PJSC, ADR(b) (c) (d)	29,935
16,391	TCS Group Holding Plc, GDR* (b) (c) (d) (e)	9,951
8,773	TCS Group Holding Plc (London Exchange), GDR* (b) (c) (d) (e)	3,158
109,700	VEON, Ltd., ADR*	50,462
47,122	X5 Retail Group NV, GDR(b) (c) (d) (e)	5,655

		1,602,569

	Singapore — 0.1%
21,206	Sea, Ltd., ADR*	1,417,833

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Africa — 2.8%
215,600	Absa Group, Ltd.	2,034,596
79,582	Capitec Bank Holdings, Ltd.	9,628,681
508,217	Clicks Group, Ltd.	8,478,608
1,303,600	FirstRand, Ltd.	4,962,950
96,494	Investec, Ltd.	517,560
28,661	Kumba Iron Ore, Ltd.	919,619
159,125	Lewis Group, Ltd.	475,942
526,500	MTN Group, Ltd.	4,243,495
138,000	Nedbank Group, Ltd.	1,745,880
36,222	Ninety One, Ltd.	85,213
67,000	Northam Platinum Holdings, Ltd.*	700,530
1,030,200	RMB Holdings, Ltd.*	107,532
124,000	Sasol, Ltd.*	2,813,265
492,218	SPAR Group, Ltd. (The)(a)	4,149,864
49,882	Tiger Brands, Ltd.(a)	432,488
101,856	Truworths International, Ltd.	314,972

		41,611,195

	South Korea — 6.0%
31,688	BNK Financial Group, Inc.	163,760
4,177	Cheil Worldwide, Inc.	76,405
337	Coway Co., Ltd.	16,585
98,657	Daewoo Engineering & Construction Co., Ltd.*	443,744
3,228	Daou Data Corp.	25,359
2,287	DB Insurance Co., Ltd.	107,974
2,149	DL E&C Co., Ltd.	68,605
1,024	DL Holdings Co., Ltd.	55,916
80,646	Dongwon Development Co., Ltd.	257,764
11,832	Ecopro BM Co., Ltd.	1,034,298
50,133	GS Engineering & Construction Corp.	1,218,189
214,945	Hana Financial Group, Inc.	6,514,237
50,159	Hanwha Investment & Securities Co., Ltd.	125,938
48,025	HDC Hyundai Development Co-Engineering & Construction	412,414
60,011	Hyundai Engineering & Construction Co., Ltd.	1,911,164
6,424	Hyundai Marine & Fire Insurance Co., Ltd.	153,129
41,000	JYP Entertainment Corp.	1,523,606
51,797	Kakao Corp.	2,788,517
135,051	KB Financial Group, Inc.	5,008,245
1,249	KC Tech Co., Ltd.	17,363
197	KCC Corp.	43,621
1,698	KCC Glass Corp.	63,230
70,100	Kia Corp.	4,173,390
1,492	KIWOOM Securities Co., Ltd.	95,031
1,943	Korea Petrochemical Ind Co., Ltd.	183,316
23,947	Korea Real Estate Investment & Trust Co., Ltd.	31,446
3,463	Korea Zinc Co., Ltd.	1,300,225
101,380	KT&G Corp.	6,418,235
15,949	Kumho Petrochemical Co., Ltd.	1,707,418
35,928	LG Corp.	2,155,569

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
13,859	LG H&H Co. Ltd.	7,258,256
12,650	LG Innotek Co., Ltd.	3,336,895
5,361	Lotte Chemical Corp.	743,207
20,186	Lotte Fine Chemical Co., Ltd.	1,018,317
20,787	LX Semicon Co., Ltd.	1,533,730
18,950	POSCO Holdings, Inc.	3,364,121
3,700	POSCO Holdings, Inc., ADR	164,724
18,600	Samsung Electro-Mechanics Co., Ltd.	1,869,455
306,424	Samsung Electronics Co., Ltd.	13,452,070
3,105	Samsung Electronics Co., Ltd., GDR(f)	3,387,555
569	Samsung Electronics Co., Ltd. (London Exchange), GDR(a) (f)	574,690
22,778	Samsung Fire & Marine Insurance Co., Ltd.	3,526,169
3,339	Samsung Securities Co., Ltd.	86,021
37,141	SD Biosensor, Inc.	1,111,312
145,999	Shinhan Financial Group Co., Ltd.	4,166,099
45,000	SIMMTECH Co., Ltd.(a)	1,280,615
4,442	SL Corp.	107,424
1,580	TY Holdings Co., Ltd.*	22,877
2,690	Webzen, Inc.*	38,121
436,120	Woori Financial Group, Inc.	4,064,273
20,560	Woori Technology Investment Co., Ltd.*	82,975

		89,283,599

	Taiwan — 14.2%
15,227	Acter Group Corp., Ltd.	88,340
850,003	Advantech Co., Ltd.	9,891,235
75,194	AmTRAN Technology Co., Ltd.	31,991
412,000	Asia Vital Components Co., Ltd.	1,290,033
934,998	Asustek Computer, Inc.	9,763,966
28,531	Aten International Co., Ltd.	73,502
1,501,000	Catcher Technology Co., Ltd.	8,354,735
3,772,995	Cathay Financial Holding Co., Ltd.	6,458,891
760,191	Chailease Holding Co., Ltd.	5,330,682
26,000	Channel Well Technology Co., Ltd.	28,594
215,110	Chicony Electronics Co., Ltd.	536,084
593,000	China Steel Corp.	567,402
176,013	Chong Hong Construction Co., Ltd.	433,913
39,000	Chung Hung Steel Corp.	35,218
271,000	Chunghwa Telecom Co., Ltd.	1,111,944
9,000	Cleanaway Co., Ltd.	52,214
280,416	Coretronic Corp.	473,435
51,818	Delta Electronics, Inc.	386,019
637,500	E Ink Holdings, Inc.	4,041,527
4,255,670	E.Sun Financial Holding Co., Ltd.	4,150,686
451,817	Elite Material Co., Ltd.	2,712,406
51,000	eMemory Technology, Inc.	1,775,270
388,000	Evergreen Marine Corp. Taiwan, Ltd.	1,103,967
177,092	Farglory Land Development Co., Ltd.	372,844
225,668	FLEXium Interconnect, Inc.*	657,267

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
42,000	Formosa Chemicals & Fibre Corp.	105,517
49,000	Formosa Petrochemical Corp.	154,580
1,234,000	Formosa Plastics Corp.	4,502,968
551,518	Foxconn Technology Co., Ltd.	914,451
4,842,791	Fubon Financial Holding Co., Ltd.	9,739,819
58,000	Gamania Digital Entertainment Co., Ltd.	124,257
187,000	Gigabyte Technology Co., Ltd.	557,852
526,000	Gold Circuit Electronics, Ltd.	1,346,246
801,777	Grand Pacific Petrochemical	612,116
20,000	Greatek Electronics, Inc.	41,973
493,000	HannStar Display Corp.	168,293
69,000	Hiwin Technologies Corp.	553,467
78,000	Holtek Semiconductor, Inc.	225,080
1,894,777	Hon Hai Precision Industry Co., Ltd.	6,946,061
188,759	Huaku Development Co., Ltd.	563,735
118,000	IEI Integration Corp.	182,753
29,696	International Games System Co., Ltd.	745,059
76,000	King’s Town Bank Co., Ltd.	90,484
39,000	Kung Long Batteries Industrial Co., Ltd.	177,729
64,000	Largan Precision Co., Ltd.	3,712,984
568,443	Lite-On Technology Corp., ADR	1,106,928
100,442	Lotes Co., Ltd.	2,256,554
401,900	MediaTek, Inc.	8,799,398
280,680	Mercuries Life Insurance Co., Ltd.*	67,401
275,000	Merida Industry Co., Ltd.	2,363,075
544,899	Micro-Star International Co., Ltd.	2,080,012
171,000	Mitac Holdings Corp.	157,867
625,000	Nan Ya Plastics Corp.	1,744,665
112,000	Nan Ya Printed Circuit Board Corp.	981,250
412,000	Nantex Industry Co., Ltd.	589,591
298,712	Novatek Microelectronics Corp.	3,033,986
82,000	Oneness Biotech Co., Ltd.*	484,000
7,692	Pharmally International Holding Co., Ltd.* (b) (c)	—
152,000	Phison Electronics Corp.	1,385,373
38,000	Powertech Technology, Inc.	112,210
716,998	President Chain Store Corp.	6,571,105
148,437	Quanta Computer, Inc.	398,381
162,900	Realtek Semiconductor Corp.	1,988,757
92,000	Shanghai Commercial & Savings Bank, Ltd. (The)	164,300
13,000	Shin Zu Shing Co., Ltd.*	35,721
92,190	Shinkong Insurance Co., Ltd.	160,918
70,985	Simplo Technology Co., Ltd.	607,587
262,000	SinoPac Financial Holdings Co., Ltd.	148,035
12,000	Soft-World International Corp.	31,076
124,000	Syncmold Enterprise Corp.	278,581
5,000	TA Chen Stainless Pipe*	5,692
10,066	Tah Hsin Industrial Corp.	24,883
603,644	Taiwan Cement Corp.	801,922
1,937,859	Taiwan Semiconductor Manufacturing Co., Ltd.	31,022,950

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
514,179	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	42,034,133
246,583	Transcend Information, Inc.	573,054
149,822	Tripod Technology Corp.	561,829
127,000	Tung Ho Steel Enterprise Corp.	221,679
2,891,351	Uni-President Enterprises Corp.	6,515,228
101,356	United Integrated Services Co., Ltd.	502,800
158,772	Universal, Inc.	147,379
655,100	Vanguard International Semiconductor Corp.	1,692,087
96,000	Walsin Technology Corp.*	289,613
109,000	Youngtek Electronics Corp.	241,949
1,443,400	Yuanta Financial Holding Co., Ltd.	956,328
5,506	Yulon Nissan Motor Co., Ltd.	42,036

		212,367,922

	Thailand — 0.7%
274,400	Advanced Info Service PCL, NVDR	1,509,569
5,557,200	Bangkok Dusit Medical Services PCL Class F	3,929,571
63,200	CP ALL PCL Class F	108,596
91,900	CP ALL PCL, NVDR	155,961
33,700	Kasikornbank PCL Class F	144,408
7,900	Kasikornbank PCL, NVDR	33,629
874,800	Pruksa Holding PCL Class F	324,137
565,800	PTT Exploration & Production PCL Class F	2,552,541
552,000	SCB X PCL Class F	1,623,759
611,500	Sri Trang Gloves Thailand PCL, NVDR	281,925
208,300	Supalai PCL Class F	109,585

		10,773,681

	Turkey — 0.5%
3,977,428	Akbank TAS	1,910,518
22,617	Enerjisa Enerji AS	18,422
173,878	Ford Otomotiv Sanayi AS	2,780,548
149,854	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	101,240
1,212,439	KOC Holding AS	2,657,759
141,575	Turkiye Garanti Bankasi AS	117,863
1,274,786	Yapi ve Kredi Bankasi AS	330,598

		7,916,948

	United Arab Emirates — 0.0%
264,758	Network International Holdings Plc*	607,059

	United Kingdom — 0.8%
381,600	HSBC Holdings Plc	2,511,758
193,318	Unilever Plc	8,735,980

		11,247,738

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — 1.1%
40,527	Globant SA*	7,051,698
1,096,800	JBS SA	6,625,536
73,000	Parade Technologies, Ltd.	2,823,415

		16,500,649

	Uruguay — 0.1%
78,351	Dlocal, Ltd. Class A* (a)	2,056,714

	TOTAL COMMON STOCKS (COST $1,609,666,216)	1,365,992,450

	INVESTMENT COMPANY — 0.6%

	United States — 0.6%
190,092	iShares Core MSCI Emerging Markets ETF	9,325,913

	TOTAL INVESTMENT COMPANY (COST $9,868,195)	9,325,913

	PREFERRED STOCKS — 0.8%

	Brazil — 0.5%
106,900	Alpargatas SA, 2.27%	391,259
769,676	Banco Bradesco SA, 6.47%	2,531,514
1	Cia Energetica de Minas Gerais, 11.23%	2
701,000	Petroleo Brasileiro SA, 28.84%	3,743,975

		6,666,750

	Chile — 0.0%
140,662	Embotelladora Andina SA, 18.34% Series B	245,871

	Colombia — 0.0%
368,819	Grupo Aval Acciones y Valores SA, 5.59%	66,476

	South Korea — 0.3%
120,305	Samsung Electronics Co., Ltd., 2.08%	4,818,130

	Taiwan — 0.0%
41,879	Chailease Holding Co., Ltd., 3.82%	139,862

	TOTAL PREFERRED STOCKS (COST $13,381,139)	11,937,089

	WARRANTS — 0.3%

	China — 0.3%
838,100	Guangdong Yizumi Precision Machinery Co. Ltd., Expires 05/26/23* (b)	2,282,324
29,284	iRay Technology Co., Ltd., Expires 09/27/22*	2,068,446

		4,350,770

	TOTAL WARRANTS (COST $3,943,842)	4,350,770

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value ($)		Description	Value ($)

SHORT-TERM INVESTMENT — 0.8%

Mutual Fund - Securities Lending Collateral — 0.8%
12,039,315		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(g) (h)	12,039,315

		TOTAL SHORT-TERM INVESTMENT (COST $12,039,315)	12,039,315

		TOTAL INVESTMENTS — 94.0% (Cost $1,648,898,707)	1,403,645,537

		Other Assets and Liabilities (net) — 6.0%	89,955,987

		NET ASSETS — 100.0%	$1,493,601,524

Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,859,527 which represents 0.2% of net assets. The aggregate cost of these securities held at June 30, 2022 was $88,215,506.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this security in the Fund.

	(d)	Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $577,203 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2022 was $86,122,120.

	(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $113,050, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

	(f)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(g)	The rate disclosed is the 7-day net yield as of June 30, 2022.

	(h)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $5,293,863 which represents 0.4% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Share Amount		Cost	Value
Globaltrans Investment Plc	03/05/21	USD	99,121	$680,748	$3,965
LSR Group PJSC	03/04/21	USD	221,290	503,078	2,213
Magnit PJSC	03/04/21	USD	42,719	637,479	3,418
Magnitogorsk Iron & Steel Works PJSC	03/05/21	USD	75,743	738,338	6,059
Novatek PJSC	03/23/21	USD	10,900	2,238,193	13,625
Novatek PJSC (London Exchange)	08/31/21	USD	4,525	1,111,647	5,656
PhosAgro PJSC	03/04/21	USD	15,971	317,330	2,875
Polyus PJSC	03/04/21	USD	50,125	4,868,401	39,098
Ros Agro Plc	02/09/22	USD	4,954	71,692	495
Severstal PAO	03/04/21	USD	105,511	2,093,359	16,882
TCS Group Holding Plc	10/20/21	RUB	16,391	1,550,503	9,951
TCS Group Holding Plc (London Exchange)	03/04/21	USD	8,773	527,567	3,158
X5 Retail Group NV	03/05/21	USD	47,122	1,547,335	5,655

					$113,050

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,831	MSCI Emerging Markets E-mini Index	Sep 2022	$91,797,185	$(278,522)

Sales
41	SGX Nifty 50 Index	Jul 2022	$1,289,245	$2,103

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
OTC	— Over-The-Counter

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	20.6
Technology	16.1
Consumer, Non-cyclical	14.1
Industrial	10.5
Communications	8.9
Consumer, Cyclical	8.8
Basic Materials	7.2
Energy	5.3
Utilities	0.9
Unaffiliated Funds	0.6
Diversified	0.2
Short-Term Investment	0.8
Other Assets and Liabilities (net)	6.0

100.0%

See accompanying Notes to the Schedule of Investments.